UNITED STATES
		SECURITIES AND EXCHANGE
	     	     COMMISSION

		Washington, D.C. 20549

	      	      FORM 13F


	  	Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment[]; Amendment Number:
This Amendment 	[]is a restatement.
		[]adds new holdings entries.

Institutional Investment Managers Filing this Report:
Name: Robert E. Robotti
Address:52 Vanderbilt Avenue, 4th Floor
	New York, NY 10017-3808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Robert E. Robotti
Title:	President
Phone:	212-986-4800

Form 13F File Number: 028-10843

Signature, Place, and Date of Signing:

/s/ Robert E. Robotti 	New York, NY   May 15, 2009
---------------------- --------------  ---------------

Report Type
[X]13F HOLDING REPORT
[ ]13F NOTICE.
[ ]13F COMBINATION




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Report Summary:
Number of Other Included Managers:0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total:$120,320 (thousands)


List of Other Included Managers:
NONE

NAME OF ISSUER        TITLE OF CLASS   CUSIP        VALUE        SHRS OR   INVESTMENT     OTHER     VOTING
					           (X$1000)      PRN AMT   DISCRETION    MANAGERS  AUTHORITY
------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP      ACACIA TCH COM 003881307	       41	   10000       SOLE	   N/A	      SOLE
ACERGY S A	      SPONSORED ADR  00443E104	    23379	 3783081       SOLE	   N/A	      SOLE
AMREP CORP NEW		     COM     032159105	     4848	  308796       SOLE	   N/A	      SOLE
ATWOOD OCEANICS INC  	     COM     050095108       5145         310108       SOLE	   N/A	      SOLE
BPZ ENERGY INC		     COM     055639108	     1583	  427835       SOLE        N/A        SOLE
BALDWIN & LYONS INC	     CL A    057755100	      372	   22656       SOLE	   N/A	      SOLE
BALDWIN TECHNOLOGY INC	     CL A    058264102	      239	  259800       SOLE	   N/A	      SOLE
BEXIL CORP		     COM     088577101	      227	    9000       SOLE        N/A	      SOLE
BERKSHIRE HATHAWAY INC DEL   CL B    084670207        863            306       SOLE        N/A        SOLE
BIOCRYST PHARMACEUTICALS     COM     09058V103	       27	   12500       SOLE	   N/A	      SOLE
BOLT TECHNOLOGY CORP	     COM     097698104	      107	   15000       SOLE	   N/A	      SOLE
BOOTS & COOTS/INTL WELL CTRL COM NEW 099469504	      252	  201850       SOLE        N/A        SOLE
CANADIAN NAT RES LTD         COM     136385101       6373         165270       SOLE        N/A        SOLE
CAPITAL PPTYS INC R I        COM     140430109        158          23100       SOLE        N/A        SOLE
CAVALIER HOMES INC	     COM     149507105	      632	  407956       SOLE        N/A        SOLE
CAVCO INDS INC DEL	     COM     149568107	     1113	   47152       SOLE	   N/A	      SOLE
CERADYNE INC		     COM     156710105	     1711	   94391       SOLE	   N/A	      SOLE
COAST DISTR SYS 	     COM     190345108        399         429299       SOLE        N/A        SOLE
CGG VERITAS	      SPONSORED ADR  204386106	     1072	   92915       SOLE	   N/A	      SOLE
CONCORD CAMERA CORP	     COM     206156101        622	  239100       SOLE        N/A        SOLE
CYCLE CTRY ACCESSORIES CORP  COM     232984104	        5	   20000       SOLE	   N/A	      SOLE
DECORATOR INDS INC    COM PAR $0.20  243631207        659	  903970       SOLE	   N/A        SOLE
DOVER DOWNS GAMING & ENTMNT  COM     260095104	       55	   18000       SOLE	   N/A	      SOLE
DOVER MOTORSPORTS INC	     COM     260174107	       60	   32500       SOLE	   N/A	      SOLE
DREW INDS INC 		   COM NEW   26128L205        685	   78932       SOLE	   N/A        SOLE
FLEETWOOD ENTERPRISES INC    COM     339099103	       22	  600114       SOLE        N/A	      SOLE
GEOKINETICS INC       COM PAR $0.01  372910300        202	   61750       SOLE	   N/A	      SOLE
GULFPORT ENERGY CORP	   COM NEW   402635304	      495	  213511       SOLE	   N/A	      SOLE
HEARUSA INC		   COM NEW   422360305	       54	  111060       SOLE	   N/A	      SOLE
HELMERICH & PAYNE INC	     COM     423452101	     2618         114975       SOLE        N/A        SOLE
IDT CORP 		     CL B    448947309	       28	   23863       SOLE	   N/A	      SOLE
IMPERIAL INDS INC	   COM NEW   452848401	        6	   12375       SOLE    	   N/A 	      SOLE
K TRON INTL INC 	     COM     482730108	     6973	  114934       SOLE	   N/A	      SOLE
LL & E RTY TR		UNIT BEN INT 502003106	      499	 1057898       SOLE	   N/A	      SOLE
LEUCADIA NATL CORP	     COM     527288104	     1100	   73904       SOLE	   N/A	      SOLE
LINCOLN ELEC HLDGS INC	     COM     533900106	     1184	   37370       SOLE	   N/A	      SOLE
LIVEPERSON INC		     COM     538146101	       39	   17000       SOLE	   N/A	      SOLE
MOBILE MINI INC		     COM     60740F105	     2346	  203635       SOLE	   N/A	      SOLE
MONACO COACH CORP	     COM     60886R103	        2	   10000       SOLE	   N/A	      SOLE
NATIONAL WESTN LIFE INS CO   CL A    638522102	      283	    2507       SOLE        N/A        SOLE
NEWMARKET CORP		     COM     651587107       5843	  131906       SOLE	   N/A        SOLE
NEXEN INC		     COM     65334H102	     4020	  237005       SOLE        N/A        SOLE
NOBILITY HOMES INC	     COM     654892108	      156	   21572       SOLE	   N/A	      SOLE
ORIGEN FINL INC		     COM     68619E208	      139	  184905       SOLE	   N/A        SOLE
PHI INC			   COM VTG   69336T106	      252	   18681       SOLE	   N/A	      SOLE
PALM HARBOR HOMES	     COM     696639103        233	  104287       SOLE	   N/A	      SOLE
PANHANDLE ROYALTY	     CL A    698477106      13018         760376       SOLE        N/A        SOLE
PATRICK INDS INC	     COM     703343103	       16	   32401       SOLE	   N/A        SOLE
PERMA-FIX ENVIRONMENTAL SVCS COM     714157104	      880	  451144       SOLE	   N/A	      SOLE
PETRO-CDA		     COM     71644E102	     1324          49800       SOLE	   N/A	      SOLE
POINT 360		     COM     730698107	      246	  200000       SOLE	   N/A	      SOLE
PRE-PAID LEGAL SVCS INC	     COM     740065107      11621	  400305       SOLE        N/A        SOLE
PRICESMART INC     	     COM     741511109       9599         532971       SOLE        N/A        SOLE
SEACOR HOLDINGS INC	     COM     811904101	     1072	   18380       SOLE	   N/A        SOLE
SENECA FOODS CORP NEW        CL A    817070501       1903          91279       SOLE        N/A        SOLE
SILVERLEAF RESORTS INC	     COM     828395103	       95	  150000       SOLE	   N/A	      SOLE
SKYLINE CORP		     COM     830830105	     1121	   58985       SOLE	   N/A	      SOLE
STAMPS COM INC		   COM NEW   852857200	      261	   26875       SOLE	   N/A	      SOLE
TALISMAN ENERGY INC          COM     87425E103        561          53384       SOLE        N/A        SOLE
TETON ENERGY CORP	     COM     881628101	        4	   10000       SOLE	   N/A	      SOLE
TRIMAS CORP		   COM NEW   896215209	      254	  145164       SOLE	   N/A	      SOLE
TRINITY INDS INC	     COM     896522109	     1128	  123465       SOLE	   N/A	      SOLE
U M H PROPERTIES INC	     COM     903002103	       96	   17825       SOLE	   N/A	      SOLE
